NOTES PAYABLE Demand Notes payable (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Repayment of interest	$ 49,505	$ 0
Promissory Note [Member]
Balance	236,548	0
Acquisition of IMT		217,808
Accrued Interest	12,957	18,740
Repayment of principal	(200,000)
Repayment of interest	(49,505)
Balance	$ 0	$ 236,548